Goodwill and Intangibles - Accumulated Amortization and Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ (3,946.0)	€ (3,948.2)
Amortisation, intangible assets other than goodwill	(7.8)	(8.6)	€ (7.0)
Intangible assets and goodwill	(4,052.1)	(3,946.0)	(3,948.2)
Intangible assets and goodwill	4,052.1	3,946.0	3,948.2
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	28.8	20.3
Amortisation, intangible assets other than goodwill	7.8	8.6	7.0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.1	(0.1)
Intangible assets and goodwill	36.7	28.8	20.3
Intangible assets and goodwill	(36.7)	(28.8)	(20.3)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,862.9)	(1,861.0)
Intangible assets and goodwill	(1,938.0)	(1,862.9)	(1,861.0)
Intangible assets and goodwill	1,938.0	1,862.9	1,861.0
Goodwill | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0.0	0.0
Amortisation, intangible assets other than goodwill	0.0	0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(21.8)	(24.0)
Intangible assets and goodwill	(19.6)	(21.8)	(24.0)
Intangible assets and goodwill	19.6	21.8	24.0
Customer relationships | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	9.2	7.0
Amortisation, intangible assets other than goodwill	2.2	2.2
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.0
Intangible assets and goodwill	11.4	9.2	7.0
Intangible assets and goodwill	(11.4)	(9.2)	(7.0)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,046.7)	(2,048.4)
Intangible assets and goodwill	(2,075.2)	(2,046.7)	(2,048.4)
Intangible assets and goodwill	2,075.2	2,046.7	2,048.4
Brands | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4.4	2.7
Amortisation, intangible assets other than goodwill	1.2	1.7
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.0
Intangible assets and goodwill	5.6	4.4	2.7
Intangible assets and goodwill	(5.6)	(4.4)	(2.7)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(14.6)	(14.8)
Intangible assets and goodwill	(19.3)	(14.6)	(14.8)
Intangible assets and goodwill	19.3	14.6	14.8
Computer software | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	15.2	10.6
Amortisation, intangible assets other than goodwill	4.4	4.7
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.1	(0.1)
Intangible assets and goodwill	19.7	15.2	10.6
Intangible assets and goodwill	€ (19.7)	€ (15.2)	€ (10.6)